BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:      7/26/10                                                                                                     Collection Period Ending:      7/31/10

Current Payment Date:      8/25/10                                                                                                                                             Period:      4

Balances
	Initial	Beginning of Period	End of Period
Pool Balance	$ 807,017,816.96	$ 701,180,126.45	$ 676,469,911.98
Yield Supplement Overcollateralization	$ 31,823,968.20	27,357,594.17	26,290,804.76
Adjusted Pool Balance	$ 775,193,848.76	$ 673,822,532.28	$ 650,179,107.22
Reserve Account	$ 1,937,984.62	$ 1,937,984.62	$ 1,937,984.62
Overcollateralization	$ 25,193,848.76	$ 33,333,335.50	$ 33,333,335.50
Notes
Class A-1 Notes	$ 179,200,000.00	$ 69,689,196.78	$ 46,045,771.72
Class A-2 Notes	$ 239,000,000.00	$ 239,000,000.00	$ 239,000,000.00
Class A-3 Notes	$ 254,000,000.00	$ 254,000,000.00	$ 254,000,000.00
Class A-4 Notes	$ 77,800,000.00	$ 77,800,000.00	$ 77,800,000.00
	$ 750,000,000.00	$ 640,489,196.78	$ 616,845,771.72

		$ 640,489,196.78	$ 616,845,771.72

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables	$ 2,392,040.49
Servicer Advances	176,715.15
Servicer Advance Reimbursement	156,783.30
Administrative Purchase Payment
Warranty Purchase Payment	407.00
Recoveries	30,761.85
Investment Earnings on Trust Accounts
Interest from Reserve Account	273.98
Interest from Collection Account	4,691.57
Total Available Interest	$ 2,448,106.74
Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$ 16,263,678.65
Receipts of Pre-Paid Principal	8,004,617.89
Liquidation Proceeds	178,467.59
Administrative Purchase Payment
Warranty Purchase Payment	135,232.49
Total Available Principal	$ 24,581,996.62
Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account
Total Available Funds	$ 27,030,103.36
Distributions:
Servicing Fees	$ 584,316.77
Non-recoverable Servicer Advance Reimbursement	6,429.03
Noteholder's Accrued and Unpaid Interest	582,019.58
Priority Principal Distribution to Noteholder's
Reserve Account Deposit to achieve the Specified Reserve Account Balance	-
Regular Principal Distributable Amount to Noteholders	23,643,425.06
Owner Trustee and Indenture Trustee Fees	-
Certificate Distribution Account (any remaining payments)	2,213,912.92
Total Distributions
$ 27,030,103.36

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	$ 701,180,126.45
Monthly Principal Received
Regular Principal Received	$ 16,263,678.65
Prepaid Principal Received	8,004,617.89
Liquidations	178,467.59
Principal Balance Allocable to Gross Charge-offs	128,217.88
Principal Portion of Repurchased Receivables	135,232.49
Total Monthly Principal Amounts	$ 24,710,214.50
Ending Receivable Principal Balance	$ 676,469,911.95

Distributions
Interest Distributable Amount	Interest Rate	Current Payment	Per $1,000
Class A-1 Notes	0.27929%	$ 16,219.58	0.09
Class A-2 Notes	0.68000%	$ 135,433.33	0.57
Class A-3 Notes	1.39000%	$ 294,216.67	1.16
Class A-4 Notes	2.10000%	$ 136,150.00	1.75

		$ 582,019.58

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes	$ 69,689,196.78	23,643,425.06	$ 46,045,771.72	-	0.2570
Class A-2 Notes	$ 239,000,000.00	0.00	$ 239,000,000.00	-	1.0000
Class A-3 Notes	$ 254,000,000.00	0.00	$ 254,000,000.00	-	1.0000
Class A-4 Notes	$ 77,800,000.00	0.00	$ 77,800,000.00	-	1.0000
	640,489,196.78	23,643,425.06	$ 616,845,771.72

Carryover Shortfalls
	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization
Beginning Period Required Amount	$ 27,357,594.17
Beginning Period Amount	27,357,594.17
Current Distribution Date Required Amount	26,290,804.76
Current Period Release	1,066,789.41
Ending Period Amount	26,290,804.76
Next Distribution Date Required Amount	$ 25,244,258.29

Reserve Account
Beginning Period Required Amount	$ 1,937,984.62
Beginning Period Amount	1,937,984.62
Net Investment Earnings	273.98
Current Period Deposit Amount Due	-

Reserve Fund Draw Amount	-
Ending Period Required Amount	1,937,984.62

Release to Depositor	273.98
Ending Period Amount	$1,937,984.62

Overcollateralization
Beginning Period Overcollateralization Amount	$ 33,333,335.50
Target Overcollateralization Amount	$ 33,333,335.50
Ending Period Over Collateralization Amount	$ 33,333,335.50
Current Period Release	$ 0.00

Receivables Data
	Beginning Period	Ending Period
Number of Specified Leases	28,928	28,445
Weighted Average Remaining Term	46.89	45.98
Weighted Average Annual Percentage Rate	4.14	4.14

Delinquencies	Dollar Amount	Percentage
30-59 Days	$ 4,149,888.53	0.61%
60-89 Days	556,440.19	0.08%
90-119 Days	401,726.34	0.06%
120+ Days	273,320.94	0.04%

Total 30+ Days Past Due	$ 5,381,376.00	0.80%

Write-offs
Gross Principal Write-offs for Current Period	129,758.02
Recoveries for Current Period	30,761.85
Net Write-Offs for Current Period	98,996.17

Cumulative Net Realized Losses	279,493.18

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	615,818.20	22
Ending Period Repossessed Receivables Balance	805,904.05	27
Principal Balance of 90+ Day Repossessed Vehicles	183,474.46	7